CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint ventures
Net income	R$ 2,388,054	R$ 1,216,887	R$ 2,326,382
Total comprehensive income (loss)	4,653,996	1,589,369	2,713,308
Joint ventures
Joint ventures
Net income	249,158	(21,548)	(16,403)
Total comprehensive income (loss)	R$ 249,158	R$ (21,548)	R$ (16,403)
Bradley Steel Processors
Joint ventures
Equity Interests (as a percent)	50.00%	50.00%	50.00%
MRM Guide Rail
Joint ventures
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I de C.V.
Joint ventures
Equity Interests (as a percent)	70.00%	70.00%	50.00%
Capital increase		R$ 463,990
Gerdau Metaldom Corp.
Joint ventures
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Gerdau Summit Acos Fundidos e Forjados S.A.
Joint ventures
Equity Interests (as a percent)	58.73%	58.73%	58.73%
Diaco S.A.
Joint ventures
Equity Interests (as a percent)	49.87%	49.87%	49.87%
Juntos Somos Mais Fidelizacao S.A.
Joint ventures
Equity Interests (as a percent)	27.50%	27.50%	27.50%